Condensed financial information of the parent company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed financial information of the parent company
Schedule of parent company's balance sheet
	As of	As of
	September 30,	September 30,
	2025	2024
Assets
Current assets
Cash	$463	$463
Acquisition reversal receivable	33,151,699	-
Prepaid expenses and other current assets	119,096	128,998
Non-current assets
Long-term investments	40,913,370	-
Investment in subsidiaries	32,628,501	97,308,651
Total assets	$106,813,129	$97,438,112

Liabilities and Shareholders’ Equity

Current liabilities
Convertible notes	3,432,353	-
Due to related parties	300,177	300,177
Remaining acquisition consideration payable	715,348	-
Accrued expenses and other current liabilities	392,945	225,518
Total liabilities	$4,840,823	$525,695

Commitments and contingencies

Shareholders’ equity
Class A ordinary share, no par value, unlimited number of shares authorized; 4,988,337 and 272,490 shares issued and outstanding as of September 30, 2025 and 2024, respectively	122,966,148	104,486,710
Class B ordinary share, no par value, unlimited number of shares authorized; 635,419 and 4,028 shares issued and outstanding as of September 30, 2025 and 2024, respectively	5,683,255	4,231,055
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	11,404	14,990
(Accumulated deficits)	(27,879,848)	(16,741,427)
Accumulated other comprehensive loss	(7,673,852)	(3,944,110)
Total shareholders’ equity	101,972,306	96,912,417

Total liabilities and shareholders’ equity	$106,813,129	$97,438,112

Schedule of parent company's statements of income and comprehensive income
	For the Years Ended September 30,
	2025	2024	2023

General and administrative expenses	$(1,306,824)	$(8,006,889)	$(3,202,589)
Gain on disposal of subsidiaries	7,957,124	-	-
Equity in loss of subsidiaries	(17,792,307)	(6,033,880)	(2,423,151)
Net loss	$(11,142,007)	$(14,040,769)	$(5,625,740)

Net loss	(11,142,007)	(14,040,769)	(5,625,740)
Foreign currency translation (loss) gain	(3,729,742)	4,826,918	(2,238,556)
Comprehensive loss	$(14,871,749)	$(9,213,851)	$(7,864,296)

Schedule of parent company's statements of cash flows
	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(11,142,007)	$(14,040,769)	$(5,625,740)
Adjustments to reconcile net income to net cash used in operating activities:
Allowance for prepaid expenses and other current assets	83,626	32,249	-
Gain on disposal of subsidiaries	(7,957,124)	-	-
Amortization of debts issuance costs	540,528	-	-
Issuance of ordinary shares for commitment fee	201,278	-	-
Interest expenses	168,183	233,873	-
Amortization of debts issuance costs	-	-	277,500
Issuance of ordinary shares for services	-	-	1,100,000
Equity in earnings of subsidiaries	17,792,307	6,033,880	2,423,151
Prepaid expenses and other current assets	(187,149)	-	-
Accrued expenses and other current liabilities	54,132	104,799	278,521
Net cash used in operating activities	(446,226)	(7,635,968)	(1,546,568)

CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables	-	608,628	(769,875)
Purchase of investments	(5,650,000)	(430)	-
Investment in subsidiaries	(6,351,974)	6,850,354	(9,676,000)
Net cash (used in) provided by investing activities	(12,001,974)	7,458,552	(10,445,875)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	6,000,000	-	-
Proceeds from convertible notes	5,925,000	-	3,000,000
Proceeds from issuance of ordinary shares for warrants exercised	523,200	145,290	8,945,433
Proceeds from related party loans	-	-	63,500
Net cash provided by financing activities	12,448,200	145,290	12,008,933

CHANGES IN CASH	-	(32,126)	16,490

CASH, beginning of year	463	32,589	16,099

CASH, end of year	$463	$463	$32,589

Supplemental non-cash activities:
Issuance of shares for acquisition	$10,000,000	-	$18,373,771
Issuance of ordinary shares for convertible notes redemption	$3,207,160	$2,419,174	$1,250,000
Issuance of ordinary shares for commitment fee	$201,278	-	-
Issuance of ordinary shares for services	-	-	$1,100,000